Convertible Preferred Units (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of preferred units
Our convertible preferred units consist of the following:

	Series A		Series C		Series D
	Units	$	Units	$	Units	$
	(in thousands)
December 31, 2013	5,279	$94,811	—	$—	—	$—
Issuance of units	—	—	—	—	—	—
Paid in kind unit distributions	466	13,154	—	—	—	—
December 31, 2014	5,745	107,965	—	—	—	—
Issuance of units	2,571	44,769	—	—	—	—
Paid in kind unit distributions	894	16,978	—	—	—	—
December 31, 2015	9,210	169,712	—	—	—	—
Issuance of units	—	—	8,571	115,457	2,333	34,475
Paid in kind unit distributions	897	11,674	221	2,772	—	—
December 31, 2016	10,107	$181,386	8,792	$118,229	2,333	$34,475